Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000,000
Previously Paid Amount	0
Total Fee Amount	17,606.5
Total Offset Amount	0
Net Fee	$ 17,606.5